License agreements (Details) - Shire LLC - Maximum - USD ($) $ in Millions	1 Months Ended
	Oct. 31, 2017	Feb. 29, 2016
NDA 204326
License agreements
Payment of non-refundable license fee		$ 1.0
NDA 204325
License agreements
Payment of non-refundable license fee	$ 1.0